Estimated Future Amortization Expense on Other Intangible Assets (Detail) (Other intangible assets, USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Other intangible assets
Finite-Lived Intangible Assets [Line Items]
2012	$ 14,145
2013	12,848
2014	12,575
2015	11,896
2016	$ 11,766